Description of the Plan - Vesting Schedule (Details) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Years of Service	5 years
Less Than Two Years
EBP, Description of Plan [Line Items]
Years of Service	2 years
Percent Vested	0.00%
Two Years Of Service
EBP, Description of Plan [Line Items]
Years of Service	2 years
Percent Vested	50.00%
Three Or More Years Of Service
EBP, Description of Plan [Line Items]
Years of Service	3 years
Percent Vested	100.00%